Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Oct. 03, 2023
MSCI EAFE Index (Regulatory Benchmark)
Account Value [Line Items]
Account Value	$ 14,083	$ 11,790	$ 11,963	$ 11,356	$ 10,000
Russell 3000 Index (Regulatory Benchmark)
Account Value [Line Items]
Account Value	14,914	14,103	12,936	11,391	10,000
Russell 1000 Index (Regulatory Benchmark)
Account Value [Line Items]
Account Value	15,023	14,157	12,988	11,370	10,000
MSCI EAFE Value Index (Performance Benchmark)
Account Value [Line Items]
Account Value	14,493	11,798	11,665	11,163	10,000
Russell 2500 Value Index (Performance Benchmark)
Account Value [Line Items]
Account Value	13,193	13,058	11,943	11,766	10,000
Russell 1000 Value Index (Performance Benchmark)
Account Value [Line Items]
Account Value	$ 13,569	$ 12,801	$ 11,934	$ 11,193	$ 10,000